Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 64,651	$ 56,666
Net operating loss	(33,844)	(32,403)
Research and development credits	100
Deferred tax assets for net operating losses	600
Research credits	100
Unrecognized tax benefits income tax penalties	0	50,000
Unrecognized tax benefits income interest	40,000	62,000
Unrecognized Tax Benefits	9,817	8,860	$ 8,235
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss		$ 122,400
Net operating loss carryforwards	200,900
Research and development credits	11,400
Orphan drug tax credit, carryforwards	2,200
California [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss	1,800
Net operating loss carryforwards	93,800
Research and development credits	4,800
Unrecognized Tax Benefits	$ 8,300